Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other receivables
Schedule of trade and other receivables
	06.30.2025	06.30.2024
Trade, leases and services receivable (*)	391,345	358,584
Less: allowance for doubtful accounts	(6,352)	(5,966)
Total trade receivables	384,993	352,618
Prepayments	87,846	82,577
Borrowings, deposits and others	53,564	58,857
Guarantee deposits	93	99
Tax receivables	44,366	35,814
Others	47,713	32,380
Total other receivables	233,582	209,727
Total trade and other receivables	618,575	562,345

Non-current	175,727	197,534
Current	442,848	364,811
Total	618,575	562,345

Schedule of allowance for doubtful accounts
	06.30.2025	06.30.2024
Beginning of the year	5,966	7,834
Additions (i)	1,869	1,781
Recovery (i)	(231)	(316)
Currency translation adjustment	635	4,132
Used during the year	(228)	(22)
Inflation adjustment	(1,659)	(7,443)
End of the year	6,352	5,966

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	43,132	2,219	12,634	95,533	5,445	158,963	40.6%
Sale of properties and developments	-	-	-	172,075	-	172,075	44.0%
Agricultural products	-	-	-	59,400	907	60,307	15.4%
Total as of 06.30.2025	43,132	2,219	12,634	327,008	6,352	391,345	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	44,167	1,981	5,348	72,949	4,971	129,416	36.1%
Sale of properties and developments	-	-	-	188,960	-	188,960	52.7%
Agricultural products	-	-	-	39,213	995	40,208	11.2%
Total as of 06.30.2024	44,167	1,981	5,348	301,122	5,966	358,584	100.0%